OTHER COMMITMENTS AND CONTINGENCIES (Details) £ in Millions	9 Months Ended
	Sep. 30, 2020 USD ($) lease	Sep. 30, 2020 GBP (£)	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Assets pledged	$ 1,418,667,000		$ 1,464,438,000
Leases subject to tax lease | lease	1
Accrued gain (loss) on terminated contracts	$ 1,500,000
Foreign Tax Authority | Indonesia | NR Satu Related Claim
Loss Contingencies [Line Items]
Estimate of possible loss	24,000,000.0
Foreign Tax Authority | Indonesia | Land And Building Tax Assessments
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss			3,800,000
Vessels And Equipment
Loss Contingencies [Line Items]
Assets pledged	1,306,238,000		1,350,301,000
Net Investment In Leased Vessel
Loss Contingencies [Line Items]
Assets pledged	112,429,000		$ 114,137,000
Methane Princess | Minimum | Foreign Tax Authority | UNITED KINGDOM
Loss Contingencies [Line Items]
Estimate of possible loss	0
Methane Princess | Maximum | Foreign Tax Authority | UNITED KINGDOM
Loss Contingencies [Line Items]
Estimate of possible loss	$ 32,000,000	£ 24.0